Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 291,528
Depreciation expenses	(28,839)		$ (28,760)	$ (27,805)
Additions	30,398		31,265	35,613
Impairment losses	299	$ 10	0	0
Ending balance	292,338	$ 9,547	291,528
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,199		7,251
Ending balance	7,253		6,199	7,251
Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,561		8,943	9,209
Additions	4		0
Others	1,490		(1,382)	(266)
Ending balance	9,055		7,561	8,943
Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,362)		(1,692)	(1,616)
Depreciation expenses	(73)		(59)	(77)
Others	(367)		389	1
Ending balance	(1,802)		(1,362)	(1,692)
Land [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,376		4,809
Ending balance	4,924		4,376	4,809
Land [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,376		4,809	4,973
Additions	0		0
Others	548		(433)	(164)
Ending balance	4,924		4,376	4,809
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Others	0		0	0
Ending balance	0		0	0
Buildings [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,823		2,442
Ending balance	2,329		1,823	2,442
Buildings [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,185		4,134	4,236
Additions	4		0
Others	942		(949)	(102)
Ending balance	4,131		3,185	4,134
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,362)		(1,692)	(1,616)
Depreciation expenses	(73)		(59)	(77)
Others	(367)		389	1
Ending balance	$ (1,802)		$ (1,362)	$ (1,692)